CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and prepaid assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable and prepaid assets:
Deferred payment consideration		$ 100.0
Receivables	$ 30.5	52.6
VAT receivable	53.7	44.6
Prepaid expenses	42.2	43.4
Deposits	19.4	16.7
Total accounts receivable and prepaid assets	$ 145.8	$ 257.3